SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of RSUs
Unvested - beginning of year | shares	463,051
Granted | shares	228,938
Vested | shares	(191,494)
Canceled | shares	(15,774)
Unvested - year end | shares	484,721
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 67.79
Granted | $ / shares	87.02
Vested | $ / shares	55.69
Canceled | $ / shares	86.95
Unvested - year end | $ / shares	$ 81.05